Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Other revenue	$ 2,285,479	$ 1,676,991
Expenses
Administrative expenses	66,726	63,122
Depreciation and amortization	402,963	314,123
Loss (gain) on foreign exchange	4,371	(2,108)
Costs and expenses, total	1,895,288	1,292,965
Gain on sale of renewable assets (note 8(c))	29,063	0
Operating income	419,254	384,026
Interest expense	(209,554)	(181,934)
Income (loss) from long-term investments (note 8)	(26,457)	664,738
Other net losses (note 19)	(22,949)	(61,311)
Pension and other post-employment non-service costs (note 10)	(16,313)	(14,072)
Gain (loss) on derivative financial instruments (note 24(b)(iv))	(1,749)	964
Earnings before income taxes	142,232	792,411
Income tax recovery (expense) (note 18)
Current	(7,237)	(4,888)
Deferred	50,662	(59,695)
Income tax expense	43,425	(64,583)
Net earnings	185,657	727,828
Non-controlling interests	89,637	67,286
Non-controlling interests held by related party	(10,435)	(12,651)
Net effect of non-controlling interests	79,202	54,635
Net earnings attributable to shareholders of Algonquin Power & Utilities Corp.	264,859	782,463
Preferred shares, Series A and preferred shares, Series D dividend (note 15)	9,003	8,401
Net earnings attributable to common shareholders of Algonquin Power & Utilities Corp.	$ 255,856	$ 774,062
Basic net earnings per share (USD per share)	$ 0.41	$ 1.38
Diluted net earnings per share (USD per share)	$ 0.41	$ 1.37
Operating expenses
Expenses
Expenses	$ 702,128	$ 516,820
Regulated electricity distribution
Revenue
Other revenue	1,183,399	776,309
Expenses
Expenses	475,764	227,509
Regulated gas distribution
Revenue
Other revenue	525,897	454,743
Expenses
Expenses	194,174	144,271
Regulated water reclamation and distribution
Revenue
Other revenue	234,875	154,995
Expenses
Expenses	12,664	12,583
Non-regulated energy sales
Revenue
Other revenue	267,970	255,955
Expenses
Expenses	36,498	16,645
Other revenue
Revenue
Other revenue	$ 73,338	$ 34,989